UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Pennsylvania - 108.0%	Allegheny County, Pennsylvania, Hospital Development Authority,
	Revenue Refunding Bonds (West Penn Allegheny Health System), Series
	A, 5.375%, 11/15/40	$470	$377,955
	Allegheny County, Pennsylvania, Port Authority, Special Transportation
	Revenue Bonds, 6.125%, 3/01/09 (a)(b)	1,000	1,049,750
	Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds
	(Pennswood Village Project), Series A, 6%, 10/01/12 (b)	1,400	1,585,598
	Catasauqua, Pennsylvania, Area School District, GO, Refunding, 5%,
	2/15/31	1,000	1,001,230
	Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds
	(Aqua Pennsylvania, Inc. Project), AMT, Series A, 5%, 2/01/40 (c)	2,000	1,825,260
	Delaware County, Pennsylvania, Health Facilities Authority Revenue
	Bonds (Mercy Health Corporation Project), 6%, 12/15/26 (d)	1,500	1,554,540
	Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds
	(Philadelphia Suburban Water), 6%, 6/01/29 (c)	1,250	1,255,913
	Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
	(Masonic Homes Project), 5%, 11/01/36	1,000	921,580
	McKeesport, Pennsylvania, Area School District, GO, Refunding, Series
	A, 5%, 10/01/24 (e)	1,000	1,023,220
	Mifflin County, Pennsylvania, School District, GO,
	7.50%, 9/01/22 (f)	200	241,696
	Monroe County, Pennsylvania, Hospital Authority Revenue Refunding
	Bonds (Pocono Medical Center), 5.125%, 1/01/37	345	300,881
	Montgomery County, Pennsylvania, IDA, Retirement Community
	Revenue Bonds (ACTS Retirement - Life Communities Inc.), 5.25%,
	11/15/28	1,250	1,190,925
	Montgomery County, Pennsylvania, IDA, Water Facilities Revenue
	Bonds (Aqua Pennsylvania, Inc. Project),
	Series A, 5.25%, 7/01/42	300	288,240
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT,
	Series A, 6.25%, 11/01/31	1,000	1,001,000
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT,
	Series A, 6.375%, 11/01/41	1,000	1,011,360
	Pennsylvania Economic Development Financing Authority, Resource
	Recovery Revenue Refunding Bonds (Colver Project), Series G, 5.125%,
	12/01/15	1,000	948,540

Portfolio Abbreviations
To simplify the listings of BlackRock Pennsylvania Strategic Municipal Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Pennsylvania HFA, S/F Mortgage Revenue Bonds, AMT, Series 95A,
	4.90%, 10/01/37	$1,000	$877,380
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 96A, 4.70%, 10/01/37	495	419,117
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 97A, 4.65%, 10/01/31	1,300	1,129,908
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (Drexel University), Series A, 5%, 5/01/37 (a)	1,000	986,370
	Pennsylvania State Higher Educational Facilities Authority Revenue
	Bonds (Lafayette College Project), 6%, 5/01/30	1,250	1,299,950
	Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue
	Refunding Bonds, Sub-Series B, 5%, 12/01/23 (g)	150	152,843
	Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT, Series A, 5%,
	6/15/37 (e)	1,150	1,031,527
	Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
	Authority, Hospital Revenue Refunding Bonds (Temple University
	Health System), Series A, 5.50%, 7/01/30	465	425,424
	Philadelphia, Pennsylvania, School District, GO, Refunding, Series A,
	5%, 8/01/15 (g)	1,000	1,081,780
	Philadelphia, Pennsylvania, School District, GO, Series C, 5.75%,
	3/01/10 (a)(b)	1,550	1,649,665
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
	Series A, 5%, 7/01/27 (e)	520	525,314
	Pittsburgh, Pennsylvania, Water and Sewer Authority, Water and
	Sewer System Revenue Bonds, First Lien, 5%, 9/01/15 (a)(b)	2,000	2,218,820
	Scranton, Pennsylvania, School District, GO, Series A,
	5%, 7/15/38 (e)	1,000	993,750
	Washington County, Pennsylvania, Capital Funding Authority Revenue
	Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (g)	120	119,845
	Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding
	Bonds (Wilkes University Project), 5%, 3/01/37	700	600,152
			29,089,533
Puerto Rico - 23.6%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 6%, 7/01/38	200	203,966
	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
	7/01/37	2,000	1,899,660
	Puerto Rico Industrial, Tourist, Educational, Medical and
	Environmental Control Facilities Revenue Bonds (Ana G. Mendez
	University System Project), 5%, 3/01/26	1,250	1,101,338
	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series N, 5%, 7/01/37 (l)	300	271,431

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Revenue Bonds, Series E, 5.50%, 2/01/12 (b)	$1,495	$1,613,404
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Refunding Bonds, Series A, 4.973%, 8/01/43 (a)(h)	6,000	761,040
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Refunding Bonds, Series A, 5.25%, 8/01/57	535	496,186
		6,347,025
Total Municipal Bonds (Cost - $36,485,084) - 131.6%		35,436,558

Corporate Bonds
MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (i)	4,000	4,140,520
Total Corporate Bonds (Cost - $4,165,930) - 15.4%		4,140,520
Short-Term Securities	Shares
CMA Pennsylvania Municipal Money Fund, 1.61% (j)(k)	4,442,101	4,442,101
Total Short-Term Securities
(Cost - 4,442,101) - 16.5%		4,442,101
Total Investments (Cost - $45,093,115*) - 163.5%		44,019,179
Other Assets Less Liabilities - 1.5%		416,534
Preferred Shares, at Redemption Value - (65.0%)		(17,502,904)
Net Assets Applicable to Common Shares - 100.0%		$26,932,809

           * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$45,093,115
Gross unrealized appreciation	$966,062
Gross unrealized depreciation	(2,039,998)
Net unrealized depreciation	$(1,073,936)

(a)	MBIA Insured.

(b)	Prerefunded.

(c)	FGIC Insured.

(d)	U.S. government securities, held in escrow, are used to pay interest on this security as well as retire the bond in full at the date indicated, typically at premium to par.

(e)	FSA Insured.

(f)	XL Capital Insured.

(g)	Ambac Insured.

(h)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(i)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Pennsylvania Municipal Money Fund	3,105,117	$12,617

(k)	Represents the current yield as of March 31, 2008.

(l)	Commonwealth Guaranteed.

BlackRock Pennsylvania Strategic Municipal Trust
Schedule of Investments as of March 31, 2008 (Unaudited)
*Forward interest rate swaps outstanding as of March 31, 2008 were as follows:
	Notional
	Amount	Unrealized
	(000)	Depreciation
Pay a fixed rate of 3.31% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index

Broker, JPMorgan Chase
Expires May 2018	$1,600	$(14,906)

Pay a fixed rate of 3.553% and receive a floating rate based on
1-week (SIFMA) Municipal Swap Index

Broker, Lehman Brothers Special Financing
Expires June 2023	$2,000	(4,246)
Total		$(19,152)

BlackRock Pennsylvania Strategic Municipal Trust

• Effective January 1, 2008, the BlackRock Pennsylvania Strategic Municipal Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

  Level 1 – price quotations in active markets/exchanges for identical securities

  Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

  Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	0	0
Level 2	$44,019,179	$(19,152)
Level 3	0	0
Total	$44,019,179	$(19,152)

*Other financial instruments are derivative financial instruments such as swaps.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: May 22, 2008